Form N-1A Supplement	Nov. 01, 2025
Principal Capital Appreciation Select ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Exchange-Traded Funds
Supplement dated March 16, 2026
to the Prospectus and Statement of Additional Information
both dated November 1, 2025
(as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR PRINCIPAL CAPITAL APPRECIATION SELECT ETF
On March 10, 2026, the Fund’s Board of Trustees approved a change to the Fund’s diversification classification from “diversified” to “non-diversified” and a change to the related fundamental investment restriction (together, the “Proposed Change”). Fund shareholders of record on April 13, 2026, are entitled to vote on the Proposed Change at a Special Meeting of Shareholders of the Fund tentatively scheduled for June 25, 2026. Additional information about the Proposed Change will be provided in the Proxy Statement that is expected to be sent to record date Fund shareholders on or about April 20, 2026. The Proposed Change, if approved by Fund shareholders, is expected to be effective on or about July 1, 2026. However, the Fund’s officers have the discretion to change these dates.